PAINEWEBBER TACTICAL ALLOCATION FUND                           SEMIANNUAL REPORT

                                                                  April 14, 1997

Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber Tactical Allocation Fund (the "Fund") for the six-month period ended February 28, 1997.

GENERAL MARKET OVERVIEW

     During the six-month period, a continuation of the economic growth and low inflation that had prevailed over the past year helped the equity market. Early in the period, the Standard & Poor's 500 Index, a commonly used measure of stock market performance, reached a then-record high. In the ensuing months, the market, although still characterized by volatility, maintained its upward trajectory.

     The market's performance was attributable to several factors, including returning investor confidence after the summer's brief market correction, an overall positive environment for corporate earnings and profit growth, as well as unprecedented cash inflows into 401(k)s and equity mutual funds. Also propelling the market during the period was a continued focus on large-capitalization companies. Many of these companies have downsized to reduce expenses while maintaining revenues, and have also benefited from their exposure to foreign expansion opportunities as well as "brand name" recognition from new equity investors.

     Like the stock market, the fixed income market was characterized by volatility during the fiscal period. Mid-period, signs of strength in employment and housing, coupled with healthy retail and capital spending, created concern that the Federal Reserve (the "Fed") might raise rates. However, tempered inflation persisted and ultimately kept the Fed on hold. As the six-month period drew to a close, moderating growth in the economy prevailed.

PORTFOLIO REVIEW

     PaineWebber Tactical Allocation Fund's total return (the net asset value change with dividends reinvested) for the six months ended February 28, 1997, without deducting sales charges, was 21.85% for Class A shares, 21.38% for Class B shares, 21.38% for Class C shares and 21.93% for Class Y shares. For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return for the period may have been lower; for

PAINEWEBBER TACTICAL ALLOCATION FUND
FUND PROFILE

-    GOAL:
     Total return consisting of capital appreciation and current income

-    PORTFOLIO MANAGER:
     Kirk Barneby,
     MH Asset
     Management Inc.

-    TOTAL NET ASSETS:
     $328.6 million as of
     February 28, 1997

-    DIVIDEND PAYMENTS:
     Annually
example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 16.37% for Class A shares, 16.38% for Class B shares and 20.38% for Class C shares. Over the six-month period, the Fund outperformed the 11.72% Lipper average return of its peer group (Flexible Funds).

     The Fund employs a disciplined, model-based approach to calculate an expected return for U.S. equity market stocks. The expected return of the broad U.S. stock market is compared with that of a "risk-free" asset (i.e., the one-year Treasury bill) to quantify an "equity risk premium." The equity risk premium identifies the expected reward to investors for the risk of owning stocks versus "risk-free" cash investments. When the premium is above 5.5%, the Fund invests 100% in stocks, (except for a limited amount of assets kept in cash to satisfy operating needs).

     Throughout the six-month period, the Model favored equities over bonds and bonds over cash; given that the equity risk premium (ERP) remained above the 5.5% hurdle required for total stock allocation, the Fund's portfolio remained fully invested in stocks.

     Early in the period, an improved inflationary environment and the relative consistency of dividend growth prospects were in large part responsible for keeping the Fund's ERP above the 5.5% mark. The ERP remained above this level mid-period through to the end of the period despite the equity market's continued gain in value--a circumstance that was particularly evident in November, as equities posted their biggest single month gain since
May of 1990.

OUTLOOK

     At the end of March 1997, the Fed increased short-term interest rates by 25 basis points. We believe that this does not signal the onset of a bear market; however, it may well produce a state of heightened uncertainty and, as a result, volatility in equity market prices.

     As of this writing, the Fund continues to remain fully invested in stocks. We believe the outlook for stocks remains positive due to expectations for continued moderate inflation and modest economic growth. In addition, U.S. corporate profit growth should remain positive, although the rate of profit growth is expected to decelerate from around 10% in 1996 to about 4% in 1997. However, should the ERP fall below 5.5%, the Model would indicate an allocation shift away from equities.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

/s/ Margo Alexander                /s/ T. Kirkham Barneby

MARGO N. ALEXANDER                 T. KIRKHAM BARNEBY
President,                         Managing Director and Chief
Mitchell Hutchins                  Investment Officer--Quantitative
Asset Management Inc.              Investments, Mitchell Hutchins
                                   Asset Management Inc.
                                   Portfolio Manager, PaineWebber
                                   Tactical Allocation Fund

PAINEWEBBER    TACTICAL ALLOCATION FUND

                PERFORMANCE RESULTS (UNAUDITED)

                                                                                                    TOTAL RETURN1
                                                       NET ASSET VALUE               --------------------------------------------
                                          -----------------------------------------     12 MONTHS                    6 MONTHS
                                           02/28/97     08/31/96       02/29/96      ENDED 02/28/97               ENDED 02/28/97
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares                             $   19.45    $   16.15      $   15.77            24.78%                      21.85%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares                                19.40         16.13          15.80           23.91                       21.38
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares                                19.48         16.12          15.79           23.92                       21.38
---------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                               NET ASSET VALUE
                                           ------------------------   CAPITAL GAINS
PERIOD COVERED                              BEGINNING     ENDING       DISTRIBUTED    DIVIDENDS PAID               TOTAL RETURN1
----------------------------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                           $   12.90    $   13.49      $  0.0440        $  0.1980                        6.48%
----------------------------------------------------------------------------------------------------------------------------------
1994                                           13.49         12.20         0.9720          0.2340                       (0.59     )
----------------------------------------------------------------------------------------------------------------------------------
1995                                           12.20         15.16         1.0555          0.2407                       35.12
----------------------------------------------------------------------------------------------------------------------------------
1996                                           15.16         18.21         0.0811          0.1358                       21.53
----------------------------------------------------------------------------------------------------------------------------------
01/01/97-02/28/97                              18.21         19.45             --              --                        6.81
----------------------------------------------------------------------------------------------------------------------------------
                                                           Totals:   $     2.1526     $    0.8085
----------------------------------------------------------------------------------------------------------------------------------
                                                                         CUMULATIVE TOTAL RETURN AS OF 02/28/97:       85.68%
----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                               NET ASSET VALUE
                                           ------------------------   CAPITAL GAINS
PERIOD COVERED                              BEGINNING     ENDING       DISTRIBUTED    DIVIDENDS PAID               TOTAL RETURN1
----------------------------------------------------------------------------------------------------------------------------------
1/30/96-12/31/96                            $   15.54    $   18.18      $  0.0811        $  0.0879                       18.06%
----------------------------------------------------------------------------------------------------------------------------------
01/01/97-02/28/97                              18.18         19.40             --              --                        6.71
----------------------------------------------------------------------------------------------------------------------------------
                                                           Totals:   $     0.0811     $    0.0879
----------------------------------------------------------------------------------------------------------------------------------
                                                                         CUMULATIVE TOTAL RETURN AS OF 02/28/97:       25.98%
----------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                               NET ASSET VALUE
                                           ------------------------   CAPITAL GAINS
PERIOD COVERED                              BEGINNING     ENDING       DISTRIBUTED    DIVIDENDS PAID               TOTAL RETURN1
----------------------------------------------------------------------------------------------------------------------------------
07/22/92-12/31/92                           $   12.00    $   12.72      $  0.0020        $  0.0790                        6.67%
----------------------------------------------------------------------------------------------------------------------------------
1993                                           12.72         13.51         0.0440          0.1340                        7.64
----------------------------------------------------------------------------------------------------------------------------------
1994                                           13.51         12.23         0.9720          0.1300                       (1.28     )
----------------------------------------------------------------------------------------------------------------------------------
1995                                           12.23         15.20         1.0555          0.1259                       34.09
----------------------------------------------------------------------------------------------------------------------------------
1996                                           15.20         18.26         0.0811          0.0008                       20.66
----------------------------------------------------------------------------------------------------------------------------------
01/01/97-02/28/97                              18.26         19.48             --              --                        6.68
----------------------------------------------------------------------------------------------------------------------------------
                                                           Totals:   $     2.1546     $    0.4697
----------------------------------------------------------------------------------------------------------------------------------
                                                                         CUMULATIVE TOTAL RETURN AS OF 02/28/97:       95.65%
----------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

                                                  % RETURN WITHOUT DEDUCTING                    % RETURN AFTER DEDUCTING
                                                     MAXIMUM SALES CHARGE                         MAXIMUM SALES CHARGE
                                           -----------------------------------------  --------------------------------------------
CLASS                                          A*           B**           C***              A*            B**           C***
----------------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/97                    18.55%       17.72%         17.67%           13.21%        12.72%        16.67%
----------------------------------------------------------------------------------------------------------------------------------
Commencement of Operations+
  Through 03/31/97                             15.94         17.36          14.31           14.57          14.02        14.31
----------------------------------------------------------------------------------------------------------------------------------

   1 FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
     AT NET ASSET VALUE ON THE PAYABLE DATES, AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.

   * MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

  ** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5% AND IS
     REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

 *** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% AND IS
     REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

   + COMMENCEMENT OF OPERATIONS DATES ARE MAY 10, 1993, JANUARY 30, 1996 AND
     JULY 22, 1992 FOR CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY.

NOTE: THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING THE TRUSTEE OF THE PAINEWEBBER SAVINGS INVESTMENT PLAN AND INSIGHT INVESTMENT ADVISORY PROGRAM PARTICIPANTS. FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 AND SINCE INCEPTION (MAY 10, 1993 THROUGH FEBRUARY 28, 1997), CLASS Y SHARES HAVE A TOTAL RETURN OF 21.93% AND 87.52%, RESPECTIVELY. FOR THE YEAR ENDED MARCH 31, 1997, AND SINCE INCEPTION THROUGH MARCH 31, 1997, CLASS Y SHARES HAVE AN AVERAGE ANNUAL RETURN OF 18.78% AND 16.24%, RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER    TACTICAL ALLOCATION FUND

                PORTFOLIO OF INVESTMENTS           FEBRUARY 28, 1997 (UNAUDITED)

NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------
COMMON STOCKS - 100.39%
AGRICULTURE, FOOD & BEVERAGE - 8.01%
  24,771     Archer-Daniels-Midland Company....................   $    458,264
  13,100     Campbell Soup Company.............................      1,180,637
  13,400     Conagra, Incorporated.............................        710,200
   8,100     CPC International, Incorporated...................        681,412
   8,900     General Mills, Incorporated.......................        580,725
  19,350     Heinz, H. J. and Company..........................        805,444
   6,800     Hershey Foods Corporation.........................        310,250
  11,900     Kellogg Company...................................        815,150
  83,700     Pepsico, Incorporated.............................      2,751,637
  44,900     Phillip Morris Companies Incorporated.............      6,067,112
   4,700     Pioneer Hi-Bred International, Incorporated.......        320,188
   7,500     Quaker Oats Company...............................        269,063
   6,200     Ralston Purina Company............................        509,175
   9,600     Sysco Corporation.................................        333,600
 136,300     The Coca-Cola Company.............................      8,314,300
   9,100     Unilever N.V. (1).................................      1,733,550
   3,700     Whitman Corporation...............................         86,950
   6,600     Wrigley, Wm. Jr. Company..........................        395,175
                                                                  ------------
                                                                    26,322,832
                                                                  ------------
AIRLINES - 0.31%
   5,600     AMR Corporation*..................................        440,300
   5,100     Delta Air Lines, Incorporated.....................        410,550
   6,600     Southwest Airlines Company........................        155,100
                                                                  ------------
                                                                     1,005,950
                                                                  ------------
ALCOHOL - 0.65%
  26,800     Anheuser-Busch Companies, Incorporated............      1,192,600
   2,700     Brown Forman Corporation..........................        120,825
  20,800     Seagram Company Limited...........................        811,200
                                                                  ------------
                                                                     2,124,625
                                                                  ------------
APPAREL, RETAIL - 0.42%
  15,200     Gap, Incorporated.................................        501,600
   3,400     Harcourt General, Incorporated....................        160,225
  12,019     Limited, Incorporated.............................        228,361
   5,200     Nordstrom, Incorporated...........................        191,100
   4,200     TJX Companies, Incorporated.......................        175,350
   6,600     Woolworth Corporation.............................        137,775
                                                                  ------------
                                                                     1,394,411
                                                                  ------------
APPAREL, TEXTILES - 0.78%
   4,300     Fruit of the Loom, Incorporated*..................        175,763
   3,900     Liz Claiborne, Incorporated.......................        157,950
  10,300     Nike Incorporated.................................        740,312
   2,900     Reebok International Limited*.....................        135,575
  25,200     Sara Lee Corporation..............................        976,500
   2,200     Springs Industries, Incorporated..................         97,075
   4,300     V. F. Corporation.................................        298,850
                                                                  ------------
                                                                     2,582,025
                                                                  ------------

NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------
BANKS - 8.24%
  22,889     Banc One Corporation (1)..........................   $  1,009,977
   8,400     Bank of Boston Corporation........................        633,150
  20,200     Bank of New York Company Incorporated.............        782,750
  19,700     BankAmerica Corporation...........................      2,240,875
   4,900     Bankers Trust New York Corporation................        444,675
  10,300     Barnett Banks Incorporated........................        476,375
  25,900     Citicorp..........................................      3,023,825
   6,300     Comerica, Incorporated............................        378,788
  12,000     Corestates Financial Corporation..................        631,500
   6,100     Fifth Third Bancorp...............................        508,588
   7,400     First Bank System, Incorporated...................        580,900
  17,572     First Chicago Corporation.........................      1,027,962
  15,585     First Union Corporation...........................      1,367,584
  14,416     Fleet Financial Group, Incorporated...............        879,376
  10,400     J.P. Morgan & Company, Incorporated...............      1,093,300
  12,240     KeyCorp...........................................        654,840
   7,250     Mellon Bank Corporation...........................        582,719
  11,800     National City Corporation.........................        595,900
  42,142     NationsBank Corporation...........................      2,523,252
  19,600     Norwest Corporation...............................        975,100
  17,600     PNC Bank Corporation..............................        745,800
   3,600     Republic New York Corporation.....................        334,350
  11,900     Suntrust Banks, Incorporated......................        611,362
  23,920     The Chase Manhattan Corporation...................      2,394,990
   8,200     US Bancorp, Incorporated..........................        404,875
   9,400     Wachovia Corporation..............................        572,225
   5,266     Wells Fargo and Company...........................      1,602,180
                                                                  ------------
                                                                    27,077,218
                                                                  ------------
CHEMICALS - 3.45%
   6,500     Air Products & Chemicals, Incorporated............        481,812
  15,500     Allied-Signal, Incorporated.......................      1,119,875
   4,900     Avery Dennison Corporation........................        197,838
  13,500     Dow Chemical Company..............................      1,093,500
  31,000     DuPont (E.I.) de Nemours & Company................      3,324,750
   5,200     Eastman Chemical Company..........................        286,650
   3,600     Goodrich, B.F. Company............................        146,250
   4,700     Grace, W.R. & Company.............................        249,100
   4,300     Great Lakes Chemical Corporation..................        199,413
   5,900     Hercules, Incorporated............................        274,350
   6,100     International Flavors and Fragrances..............        282,887
   3,200     Kerr-Mcgee Corporation............................        200,400
  31,200     Monsanto Company..................................      1,134,900
   7,400     Morton International, Incorporated................        305,250
   3,300     Nalco Chemical Company............................        121,275

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

COMMON STOCKS - (CONTINUED)
CHEMICALS - (CONCLUDED)

  14,800     Occidental Petroleum Corporation..................   $    377,400
   8,400     Praxair, Incorporated.............................        408,450
   4,000     Rohm & Haas Company...............................        368,000
   5,000     Sherwin Williams Company..........................        280,625
   5,200     Sigma Aldrich Corporation.........................        159,250
   6,900     Union Carbide Corporation.........................        326,025
                                                                  ------------
                                                                    11,338,000
                                                                  ------------
COMPUTER HARDWARE - 4.87%
   9,500     3Com Corporation*.................................        314,539
   5,200     Amdahl Corporation................................         51,350
   7,100     Apple Computer, Incorporated*.....................        115,375
  10,000     Bay Networks, Incorporated*.......................        190,000
   8,500     Cabletron Systems, Incorporated*..................        255,000
  36,100     Cisco Systems Incorporated*.......................      2,008,062
  14,900     Compaq Computer Corporation*......................      1,180,825
   9,600     Dell Computer Corporation*........................        682,800
   9,600     Digital Equipment Corporation*....................        314,400
  12,500     EMC Corporation*..................................        450,000
  55,900     Hewlett-Packard Company...........................      3,130,400
  28,700     International Business Machines...................      4,125,625
   8,700     Pitney Bowes, Incorporated........................        540,488
  13,500     Seagate Technology, Incorporated*.................        637,875
   9,300     Silicon Graphics, Incorporated*...................        224,363
  19,500     Sun Microsystems Incorporated*....................        602,062
   4,400     Tandem Computers, Incorporated*...................         55,000
  18,200     Xerox Corporation.................................      1,137,500
                                                                  ------------
                                                                    16,015,664
                                                                  ------------
COMPUTER SOFTWARE - 2.73%
   2,700     Autodesk, Incorporated............................         91,463
  20,275     Computer Associates International Incorporated....        881,962
  65,500     Microsoft Corporation*............................      6,386,250
  15,900     Novell, Incorporated*.............................        160,987
  37,075     Oracle Systems Corporation*.......................      1,455,194
                                                                  ------------
                                                                     8,975,856
                                                                  ------------
CONSTRUCTION, REAL PROPERTY - 0.14%
   2,900     Armstrong World Industries, Incorporated..........        199,738
   4,500     Fluor Corporation.................................        272,812
                                                                  ------------
                                                                       472,550
                                                                  ------------
CONSUMER DURABLES - 0.19%
   8,400     Masco Corporation.................................        295,050
   3,500     Maytag Corporation................................         77,000
   4,900     Whirlpool Corporation.............................        247,450
                                                                  ------------
                                                                       619,500
                                                                  ------------
NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------
DEFENSE/AEROSPACE - 2.04%
  19,544     Boeing Company....................................   $  1,988,602
   3,400     General Dynamics Corporation......................        228,650
   4,300     ITT Industries Incorporated.......................        111,800
  10,730     Lockheed Martin Corporation.......................        949,605
  11,700     McDonnell Douglas Corporation.....................        742,950
   3,400     Northrop Grumman Corporation......................        246,925
  13,000     Raytheon Company..................................        612,625
  12,500     Rockwell International Corporation*...............        809,375
  13,300     United Technologies Corporation...................      1,000,825
                                                                  ------------
                                                                     6,691,357
                                                                  ------------
DIVERSIFIED RETAIL - 2.20%
  11,600     Dayton Hudson Corporation.........................        487,200
   6,000     Dillard Department Stores, Incorporated...........        180,750
  11,700     Federated Department Stores, Incorporated*........        406,575
  22,200     K Mart Corporation*...............................        277,500
  13,500     May Department Stores Company.....................        629,437
   3,400     Mercantile Stores, Incorporated...................        163,200
  12,900     Penney, J.C., Incorporated........................        635,325
  21,900     Sears Roebuck & Company...........................      1,188,075
 123,400     Wal Mart Stores, Incorporated.....................      3,254,675
                                                                  ------------
                                                                     7,222,737
                                                                  ------------
DRUGS & MEDICINE - 6.92%
   3,300     Allergan, Incorporated............................        112,200
   4,400     Alza Corporation*.................................        124,850
  34,800     American Home Products Corporation................      2,227,200
  14,700     Amgen, Incorporated*..............................        898,538
  27,500     Bristol-Myers Squibb Company......................      3,588,750
  30,380     Lilly, Eli & Company..............................      2,654,452
  66,200     Merck & Company, Incorporated.....................      6,090,400
  35,400     Pfizer, Incorporated..............................      3,243,525
  27,290     Pharmacia & Upjohn Incorporated...................      1,006,319
  20,200     Schering-Plough Corporation.......................      1,547,825
  15,000     Warner Lambert Company............................      1,260,000
                                                                  ------------
                                                                    22,754,059
                                                                  ------------
ELECTRIC UTILITIES - 2.58%
  10,800     American Electric Power, Incorporated.............        450,900
   7,000     Baltimore Gas & Electric Company..................        192,500
   8,900     Carolina Power and Light Company..................        330,412
   8,400     Central & South West Corporation..................        204,750
   9,025     Cinergy Corporation...............................        311,363
  12,600     Consolidated Edison Company of New York,
               Incorporated....................................        389,025
  11,500     Dominion Resources, Incorporated..................        462,875

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

COMMON STOCKS - (CONTINUED)
ELECTRIC UTILITIES - (CONCLUDED)

   9,200     DTE Energy Company*...............................   $    278,300
  12,300     Duke Power Company (1)............................        544,275
  17,900     Edison International, Incorporated*...............        384,850
  12,900     Entergy Corporation...............................        340,237
  10,500     FPL Group, Incorporated...........................        477,750
   7,800     General Public Utilities Corporation*.............        273,000
   9,200     Houston Industries, Incorporated..................        213,900
   7,000     Niagara Mohawk Power Corporation*.................         71,750
   6,200     Northern States Power Company.....................        295,275
   5,700     Ohio Edison Company...............................        128,250
   9,500     PacifiCorp........................................        195,938
  10,200     PECO Energy Company...............................        229,500
   6,200     Pennsylvania Power & Light Company*...............        141,825
  20,800     PG&E Corporation*.................................        478,400
  13,000     Public Service Enterprise Group, Incorporated.....        365,625
  29,900     Southern Company..................................        650,325
  12,500     Texas Utilities Company...........................        504,687
  12,000     Unicom Corporation................................        267,000
   7,400     Union Electric Company............................        283,975
                                                                  ------------
                                                                     8,466,687
                                                                  ------------
ELECTRICAL POWER - 1.03%
  11,784     AMP, Incorporated.................................        458,103
   6,100     Cooper Industries, Incorporated...................        269,925
  12,700     Emerson Electric Company..........................      1,257,300
   2,600     Foster Wheeler Corporation........................        101,400
   2,600     General Signal Corporation........................        113,425
   3,400     Grainger,W.W., Incorporated.......................        269,450
   2,900     Raychem Corporation...............................        246,862
   3,200     Thomas & Betts Corporation........................        142,800
  29,700     Westinghouse Electric Corporation.................        512,325
                                                                  ------------
                                                                     3,371,590
                                                                  ------------
ENERGY RESERVES & PRODUCTION - 6.95%
  27,400     Amoco Corporation.................................      2,315,300
   7,100     Burlington Resources, Incorporated................        311,513
  36,200     Chevron Corporation...............................      2,334,900
  68,100     Exxon Corporation.................................      6,801,487
   2,700     Louisiana Land & Exploration Company..............        128,925
  22,000     Mobil Corporation.................................      2,700,500
   5,200     Oryx Energy Company...............................        104,000
   8,100     Panenergy Corporation.............................        345,262
   3,100     Pennzoil Company..................................        177,863
  14,000     Phillips Petroleum Company........................        579,250
  29,500     Royal Dutch Petroleum Company.....................      5,103,500
  15,200     Texaco, Incorporated..............................      1,502,900
NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

ENERGY RESERVES & PRODUCTION - (CONCLUDED)

   9,936     Union Pacific Resources Group Incorporated*.......   $    242,190
   3,000     Western Atlas, Incorporated*......................        182,625
                                                                  ------------
                                                                    22,830,215
                                                                  ------------
ENTERTAINMENT - 1.48%
  37,800     Disney, Walt Company..............................      2,806,650
   5,350     Harrah's Entertainment Incorporated*..............         98,975
   2,300     King World Productions, Incorporated*.............         85,388
  31,700     Time Warner Incorporated..........................      1,299,700
  16,249     Viacom, Incorporated, Class B*....................        572,777
                                                                  ------------
                                                                     4,863,490
                                                                  ------------
ENVIRONMENTAL SERVICES - 0.42%
  12,900     Browning Ferris Industries, Incorporated..........        404,738
   9,500     Laidlaw, Incorporated, Class B....................        131,813
  26,500     WMX Technologies, Incorporated....................        838,062
                                                                  ------------
                                                                     1,374,613
                                                                  ------------
FINANCIAL SERVICES - 2.97%
  25,800     American Express Company..........................      1,686,675
   5,700     Aon Corporation...................................        361,238
   3,300     Beneficial Corporation............................        228,113
  17,628     Dean Witter, Discover & Company...................        676,474
  38,300     Federal Home Loan Mortgage Corporation............      1,139,425
  60,100     Federal National Mortgage Association.............      2,404,000
   8,200     Green Tree Financial Corporation..................        307,500
   5,500     Household International, Incorporated.............        532,812
   4,300     Marsh & McLennan Companies, Incorporated..........        503,100
  17,600     MBNA Corporation..................................        563,200
   9,100     Merrill Lynch & Company, Incorporated.............        873,600
   4,900     Textron Incorporated..............................        483,262
                                                                  ------------
                                                                     9,759,399
                                                                  ------------
FOREST PRODUCTS, PAPER - 1.54%
   2,600     Bemis, Incorporated...............................        107,575
   3,500     Boise Cascade Corporation.........................        115,063
   5,500     Champion International Corporation................        242,687
   5,400     Georgia-Pacific Corporation.......................        421,200
  16,100     International Paper Company.......................        672,175
   4,400     James River Corporation...........................        144,100
  15,660     Kimberly Clark Corporation........................      1,659,960
   5,500     Louisiana Pacific Corporation.....................        116,875
   3,400     Mead Corporation..................................        198,050
   2,500     Potlatch Corporation..............................        108,125
   3,920     Stone Container Corporation*......................         50,960

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

COMMON STOCKS - (CONTINUED)
FOREST PRODUCTS, PAPER - (CONCLUDED)

   3,400     Temple-Inland, Incorporated.......................   $    187,425
   4,500     Union Camp Corporation............................        217,125
   3,900     Westvaco Corporation..............................        115,050
  10,700     Weyerhaeuser Company..............................        494,875
   3,200     Willamette Industries, Incorporated...............        204,800
                                                                  ------------
                                                                     5,056,045
                                                                  ------------
FOOD RETAIL - 0.52%
  13,000     Albertson's, Incorporated.........................        458,250
   7,700     American Stores Company...........................        344,575
   3,300     Giant Food, Incorporated, Class A.................        107,663
   2,800     Great Atlantic & Pacific Tea, Incorporated........         83,300
   6,800     Kroger Company*...................................        360,400
   3,800     Supervalue, Incorporated..........................        117,800
   8,000     Winn Dixie Stores, Incorporated...................        255,000
                                                                  ------------
                                                                     1,726,988
                                                                  ------------
FREIGHT, AIR, SEA, LAND - 0.10%
   6,300     Federal Express Corporation*......................        324,450
                                                                  ------------
GAS UTILITY - 0.35%
   4,000     Columbia Gas System, Incorporated.................        235,000
   5,600     Consolidated Natural Gas Company..................        285,600
   3,000     Enserch Corporation...............................         63,000
   2,100     NICOR, Incorporated...............................         70,350
   4,600     Noram Energy Corporation..........................         69,000
   4,300     Pacific Enterprises...............................        131,150
   2,800     Peoples Energy Corporation........................         94,850
   4,700     Sonat, Incorporated...............................        216,200
                                                                  ------------
                                                                     1,165,150
                                                                  ------------
HEAVY MACHINERY - 0.52%
  10,800     Caterpillar, Incorporated.........................        846,450
   2,700     Cummins Engine Company, Incorporated..............        136,688
  13,900     Deere & Company...................................        592,487
   2,800     Harnischfeger Industries Incorporated.............        122,850
                                                                  ------------
                                                                     1,698,475
                                                                  ------------
HOTELS - 0.50%
   7,500     HFS, Incorporated*................................        513,750
  12,600     Hilton Hotels Corporation.........................        316,575
   7,100     ITT Corporation*..................................        401,150
   7,800     Marriott International, Incorporated..............        413,400
                                                                  ------------
                                                                     1,644,875
                                                                  ------------
HOUSEHOLD PRODUCTS - 2.94%
   9,400     American Brands, Incorporated.....................        494,675
NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

HOUSEHOLD PRODUCTS - (CONCLUDED)

   7,200     Avon Products Incorporated........................   $    419,400
   3,200     Clorox Company....................................        382,400
   8,100     Colgate-Palmolive Company.........................        838,350
  30,100     Gillette Company..................................      2,381,662
   1,900     National Services Industries, Incorporated........         72,200
   8,100     Newell Company....................................        300,713
  37,300     Procter & Gamble Company..........................      4,480,662
   6,500     Rubbermaid, Incorporated..........................        155,188
   3,400     Tupperware Corporation............................        152,150
                                                                  ------------
                                                                     9,677,400
                                                                  ------------
INDUSTRIAL SERVICES/SUPPLIES - 0.37%
  20,625     CUC International, Incorporated*..................        492,422
   3,100     Ecolab, Incorporated..............................        117,412
   7,900     Ikon Office Solutions Incorporated................        325,875
   3,800     Owens-Corning Fiberglass..........................        161,025
   3,600     Ryder Systems, Incorporated.......................        113,400
                                                                  ------------
                                                                     1,210,134
                                                                  ------------
INFORMATION & COMPUTER SERVICES - 1.59%
  15,400     Automatic Data Processing, Incorporated...........        656,425
   6,000     Block, H&R, Incorporated..........................        176,250
   4,200     Ceridian Corporation*.............................        164,325
   9,200     Cognizant Corporation.............................        320,850
   4,900     Computer Sciences Corporation*....................        330,750
   5,700     Dow Jones & Company, Incorporated.................        228,713
   8,800     Dun & Bradstreet Corporation......................        215,600
  24,600     First Data Corporation............................        900,975
   4,400     Interpublic Group Companies, Incorporated.........        220,550
  35,380     Lucent Technologies Incorporated*.................      1,906,097
   2,000     Shared Medical System Corporation.................        109,250
                                                                  ------------
                                                                     5,229,785
                                                                  ------------
LEISURE - 0.75%
   5,300     Brunswick Corporation.............................        151,713
  18,300     Eastman Kodak Company.............................      1,640,137
   5,100     Hasbro, Incorporated..............................        218,025
  13,183     Mattel Incorporated...............................        327,927
   2,700     Polaroid Corporation..............................        114,075
                                                                  ------------
                                                                     2,451,877
                                                                  ------------
LIFE INSURANCE - 1.77%
  10,900     American General Corporation......................        472,787
   9,600     Chubb Corporation.................................        562,800
   4,200     CIGNA Corporation.................................        642,075
   8,700     Conseco Incorporated..............................        341,475
   4,050     Jefferson-Pilot Corporation.......................        238,950
   5,800     Lincoln National Corporation......................        337,125
   5,300     Providian Corporation.............................        296,138

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

COMMON STOCKS - (CONTINUED)
LIFE INSURANCE - (CONCLUDED)

   3,750     Torchmark, Incorporated...........................   $    220,781
   4,500     Transamerica Corporation..........................        394,313
  34,812     Travelers Group Incorporated......................      1,866,793
   4,100     UNUM Corporation..................................        315,188
   2,600     USLIFE Corporation................................        123,825
                                                                  ------------
                                                                     5,812,250
                                                                  ------------
LONG DISTANCE & PHONE COMPANIES - 6.41%
   9,800     Alltel Corporation................................        346,675
  30,900     Ameritech Corporation.............................      1,969,875
  88,300     AT&T Corporation..................................      3,520,962
  24,900     Bell Atlantic Corporation (1).....................      1,721,213
  54,600     BellSouth Corporation.............................      2,559,375
   8,400     Frontier Corporation..............................        185,850
  52,500     GTE Corporation...................................      2,454,375
  30,000     MCI Communications Corporation....................      1,072,500
  25,000     NYNEX Corporation.................................      1,287,500
  22,900     Pacific Telesis Group.............................        933,175
  33,800     SBC Communications, Incorporated (1)..............      1,943,500
  18,900     Sprint Corporation................................        859,950
  26,100     US West Communications Group......................        939,600
  47,400     WorldCom, Incorporated*...........................      1,262,025
                                                                  ------------
                                                                    21,056,575
                                                                  ------------
MANUFACTURING - GENERAL - 3.69%
   5,000     Black & Decker Corporation........................        158,125
   2,200     Briggs & Stratton Corporation.....................         95,975
   4,200     Case Corporation*.................................        217,875
   6,100     Dover Corporation.................................        302,713
  90,000     General Electric Company..........................      9,258,750
   7,300     Illinois Tool Works, Incorporated.................        615,937
   6,100     Ingersoll Rand Company............................        289,750
   4,200     Parker-Hannifin Corporation.......................        183,750
   3,050     Snap-On, Incorporated.............................        118,569
   4,900     Stanley Works.....................................        187,425
   2,400     Timken Company....................................        125,700
   2,000     Trinova Corporation...............................         74,250
   8,600     Tyco International Limited........................        507,400
                                                                  ------------
                                                                    12,136,219
                                                                  ------------
MANUFACTURING - HIGH TECHNOLOGY - 1.75%
   3,637     Andrew Corporation*...............................        200,035
   6,400     DSC Communications Corporation*...................        134,400
   4,800     Eaton Corporation.................................        344,400
   7,200     General Instrument Corporation*...................        171,000
   2,700     Harris Corporation................................        199,125
   7,100     Honeywell, Incorporated...........................        504,987
   3,000     Johnson Controls, Incorporated....................        252,750
   2,700     Millipore Corporation.............................        116,438
  32,400     Motorola, Incorporated............................      1,810,350
NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

MANUFACTURING - HIGH TECHNOLOGY - (CONCLUDED)

  14,600     Northern Telecommunications Limited...............   $  1,049,375
   2,700     Perkin Elmer Corporation..........................        191,700
   2,100     Tektronix, Incorporated...........................        102,375
  10,000     Tellabs, Incorporated*............................        398,750
   8,100     Thermo Electron Corporation*......................        276,412
                                                                  ------------
                                                                     5,752,097
                                                                  ------------
MEDIA - 0.33%
   8,800     Comcast Corporation, Class A Special..............        157,300
  27,700     Tele-Communications, Incorporated Class A*........        328,938
  32,100     U.S. West Media Group*............................        589,837
                                                                  ------------
                                                                     1,076,075
                                                                  ------------
MEDICAL PRODUCTS - 3.92%
  42,000     Abbott Laboratories...............................      2,362,500
   2,900     Bard, C.R. Incorporated...........................         79,388
   3,800     Bausch & Lomb, Incorporated.......................        142,025
  15,200     Baxter International, Incorporated................        699,200
   6,800     Becton, Dickinson & Company.......................        334,900
   4,000     Biomet, Incorporated..............................         61,000
  10,500     Boston Scientific Corporation*....................        695,625
   4,400     Guidant Corporation*..............................        294,800
  72,500     Johnson & Johnson.................................      4,177,812
   4,200     Mallinckrodt Group, Incorporated..................        178,500
  13,400     Medtronic, Incorporated...........................        867,650
  22,900     Minnesota Mining & Manufacturing Company..........      2,106,800
   5,466     Pall Corporation..................................        118,886
   4,300     St. Jude Medical, Incorporated....................        169,850
  15,600     Tenet Healthcare Corporation*.....................        423,150
   3,900     U.S. Surgical Corporation.........................        166,237
                                                                  ------------
                                                                    12,878,323
                                                                  ------------
MEDICAL PROVIDERS - 1.05%
  36,527     Columbia/HCA Healthcare Corporation (1)...........      1,534,134
  12,200     Corning, Incorporated.............................        459,025
   8,900     HEALTHSOUTH Corporation*..........................        358,225
   8,000     Humana Incorporated*..............................        157,000
   3,600     Manor Care, Incorporated..........................         95,850
  11,200     Service Corporation International.................        324,800
  10,700     United Healthcare Corporation.....................        533,662
                                                                  ------------
                                                                     3,462,696
                                                                  ------------
MINING & METALS - 1.29%
  11,400     Alcan Aluminum Limited............................        408,975
   8,680     Allegheny Teldyne, Incorporated*..................        221,340
   9,500     Aluminum Company of America.......................        676,875
   3,700     Asarco, Incorporated..............................        115,625
   6,700     Crown Cork & Seal, Incorporated*..................        371,850
   5,300     Cyprus Amax Minerals Company......................        123,888

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

COMMON STOCKS - (CONTINUED)
MINING & METALS - (CONCLUDED)

   9,100     Freeport-McMoran Copper & Gold, Incorporated......   $    309,400
   9,600     Inco Limited......................................        337,200
   5,300     Nucor Corporation.................................        255,062
   3,900     Phelps Dodge Corporation..........................        278,850
  10,200     PPG Industries, Incorporated......................        571,200
   5,200     Reynolds Metals Company...........................        326,300
   5,600     USX-U.S. Steel Group, Incorporated................        175,700
   3,350     Worthington Industries, Incorporated..............         69,931
                                                                  ------------
                                                                     4,242,196
                                                                  ------------
MOTOR VEHICLES - 2.29%
  37,800     Chrysler Corporation..............................      1,280,475
   3,100     Cooper Tire & Rubber Company......................         61,613
   4,900     DANA Corporation..................................        151,900
   3,900     Echlin, Incorporated..............................        135,038
  63,700     Ford Motor Company................................      2,094,137
  41,800     General Motors Corporation........................      2,419,175
   7,200     Genuine Parts Company.............................        336,600
   8,700     Goodyear Tire & Rubber Company....................        458,925
   2,965     Paccar, Incorporated..............................        194,578
   7,400     TRW, Incorporated.................................        387,575
                                                                  ------------
                                                                     7,520,016
                                                                  ------------
OIL REFINING - 1.17%
   5,900     Amerada Hess Corporation..........................        314,913
   3,800     Ashland, Incorporated.............................        159,125
   9,300     Atlantic Richfield Company........................      1,162,500
   5,800     Coastal Corporation...............................        263,900
  13,400     Enron Corporation.................................        534,325
   4,692     Sun Company, Incorporated.........................        126,684
  10,000     Tenneco, Incorporated.............................        393,750
  12,900     Unocal Corporation................................        498,262
  14,400     USX-Marathon Group................................        383,400
                                                                  ------------
                                                                     3,836,859
                                                                  ------------
OIL SERVICES - 0.86%
   7,100     Baker Hughes, Incorporated........................        252,050
   7,900     Dresser Industries, Incorporated..................        239,963
   7,000     Halliburton Company...............................        452,375
   1,500     Helmerich & Payne Incorporated....................         63,375
   3,700     Rowan Companies, Incorporated*....................         73,538
  13,500     Schlumberger Limited..............................      1,358,437
   8,850     Williams Companies, Incorporated..................        387,187
                                                                  ------------
                                                                     2,826,925
                                                                  ------------
OTHER INSURANCE - 2.58%
   8,797     Aetna Life & Casualty Company.....................        729,051
  24,242     Allstate Corporation..............................      1,536,337
  25,400     American International Group Incorporated.........      3,073,400
NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

OTHER INSURANCE - (CONCLUDED)

   4,600     General Re Corporation............................   $    780,275
   6,700     ITT Hartford Group, Incorporated*.................        502,500
   6,500     Loews Corporation.................................        663,813
   2,600     MBIA Incorporated.................................        253,825
   3,400     MGIC Investment Corporation.......................        267,325
   6,400     SAFECO Corporation................................        267,200
   4,600     St. Paul Companies, Incorporated..................        310,500
   3,900     USF&G Corporation.................................         87,750
                                                                  ------------
                                                                     8,471,976
                                                                  ------------
PRECIOUS METALS - 0.53%
  19,200     Barrick Gold Corporation* (1).....................        542,400
   6,850     Engelhard Corporation.............................        151,556
   2,500     FMC Corporation*..................................        171,875
   6,600     Homestake Mining Company..........................        108,900
   7,121     Newmont Mining Corporation........................        338,248
  13,500     Placer Dome, Incorporated.........................        290,250
   7,200     Santa Fe Pacific Gold Corporation*................        135,000
                                                                  ------------
                                                                     1,738,229
                                                                  ------------
PUBLISHING - 0.81%
   2,800     American Greetings Corporation, Class A...........         86,800
   4,500     Deluxe Corporation................................        142,313
   8,600     Donnelley, R.R. & Sons Company....................        265,525
   8,400     Gannett, Incorporated.............................        669,900
   5,200     Knight Ridder, Incorporated.......................        206,700
   5,800     McGraw-Hill Companies, Incorporated...............        300,875
   1,800     Meredith Corporation..............................         88,200
   4,000     Moore Corporation Limited.........................         88,500
   5,600     New York Times Company, Class A...................        249,200
   6,100     Times Mirror Company..............................        314,150
   6,600     Tribune Company...................................        259,050
                                                                  ------------
                                                                     2,671,213
                                                                  ------------
RAILROADS - 0.94%
   8,522     Burlington Northern Santa Fe, Incorporated........        709,456
   4,008     Consolidated Rail, Incorporated...................        418,836
  11,700     CSX Corporation...................................        539,663
   7,100     Norfolk Southern Corporation......................        646,988
  12,900     Union Pacific Corporation.........................        777,225
                                                                  ------------
                                                                     3,092,168
                                                                  ------------
REAL PROPERTY - 0.02%
   2,000     Centex Corporation................................         80,750
                                                                  ------------
RESTAURANTS - 0.56%
   8,500     Darden Restaurants, Incorporated..................         61,625
  38,500     McDonalds Corporation.............................      1,665,125

PAINEWEBBER    TACTICAL ALLOCATION FUND

NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

COMMON STOCKS - (CONCLUDED)
RESTAURANTS - (CONCLUDED)

   5,500     Wendy's International, Incorporated...............   $    114,125
                                                                  ------------
                                                                     1,840,875
                                                                  ------------
SECURITIES & ASSET MANAGEMENT - 0.27%
   8,700     Morgan Stanley Group, Incorporated................        549,188
   6,000     Salomon, Incorporated.............................        333,750
                                                                  ------------
                                                                       882,938
                                                                  ------------
SEMICONDUCTOR - 2.69%
   7,700     Advanced Micro Devices, Incorporated*.............        276,238
  10,100     Applied Materials, Incorporated*..................        511,312
  44,900     Intel Corporation.................................      6,370,187
   7,000     LSI Logic Corporation*............................        241,500
  11,700     Micron Technology, Incorporated...................        438,750
   7,400     National Semiconductor Corporation*...............        193,325
  10,600     Texas Instruments, Incorporated...................        817,525
                                                                  ------------
                                                                     8,848,837
                                                                  ------------
SPECIALTY RETAIL - 1.34%
   8,400     Autozone Incorporated*............................        207,900
   4,900     Circuit City Stores, Incorporated.................        153,125
   6,400     CVS Corporation*..................................        296,000
  26,700     Home Depot, Incorporated..........................      1,455,150
   3,800     Longs Drug Stores Corporation.....................         96,425
   9,700     Lowe's Companies Incorporated.....................        354,050
   3,600     Pep Boys-Manny, Moe & Jack........................        117,450
NUMBER OF
 SHARES                                                              VALUE
---------                                                         ------------

SPECIALTY RETAIL - (CONCLUDED)

  10,508     Price Costco, Incorporated*.......................   $    269,267
   6,600     Rite Aid Corporation..............................        278,025
   3,800     Tandy Corporation.................................        191,425
  15,200     Toys R Us, Incorporated*..........................        395,200
  13,700     Walgreen Company..................................        585,675
                                                                  ------------
                                                                     4,399,692
                                                                  ------------
THRIFT - 0.25%
   5,800     Ahmanson, H F & Company...........................        238,525
   3,800     Golden West Financial Corporation.................        257,450
   7,300     Great Western Financial Corporation...............        320,288
                                                                  ------------
                                                                       816,263
                                                                  ------------
TOBACCO - 0.09%
   9,200     UST, Incorporated.................................        284,050
                                                                  ------------
WIRELESS TELECOMMUNICATIONS - 0.22%
  27,200     Airtouch Communications, Incorporated*............        741,200
                                                                  ------------
Total Common Stocks (cost--$277,562,067).......................    329,916,379
                                                                  ------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.32%
MONEY MARKET FUNDS - 2.32%
3,336,900    Liquid Assets Portfolio...........................      3,336,900
4,304,000    TempFund Portfolio................................      4,304,000
                                                                  ------------
Total Investments of Cash Collateral for Securities Loaned
(cost--$7,640,900).............................................      7,640,900
                                                                  ------------

Total Investments (cost--$285,202,967)--102.71%................    337,557,279
Liabilities in excess of other assets--(2.71)%.................     (8,922,208)
                                                                  ------------
Net Assets--100.00%............................................   $328,635,071
                                                                  ------------
                                                                  ------------

---------------
*   Non-Income producing

(1)  Portion of security was on loan at February 28, 1997

                 See accompanying notes to financial statements

PAINEWEBBER    TACTICAL ALLOCATION FUND

                STATEMENT OF ASSETS AND LIABILITIES            FEBRUARY 28, 1997
(UNAUDITED)

ASSETS
Investments in securities, at value (cost--$285,202,967)............................................   $337,557,279
Receivable for shares of beneficial interest sold...................................................      7,627,728
Dividends and interest receivable...................................................................        615,442
Deferred organizational expenses....................................................................         27,418
Other assets........................................................................................         81,247
                                                                                                       ------------
Total assets........................................................................................    345,909,114
                                                                                                       ------------
LIABILITIES
Collateral for securities loaned....................................................................      7,640,900
Payable for investments purchased...................................................................      6,106,723
Due to custodian....................................................................................      2,693,542
Payable for shares of beneficial interest repurchased...............................................        537,903
Payable to affiliate................................................................................        294,975
                                                                                                       ------------
Total liabilities...................................................................................     17,274,043
                                                                                                       ------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized).................................    276,046,403
Distributions in excess of net investment income....................................................        (51,527)
Accumulated net realized gains from investment transactions.........................................        285,883
Net unrealized appreciation of investments..........................................................     52,354,312
                                                                                                       ------------
Net assets..........................................................................................   $328,635,071
                                                                                                       ------------
                                                                                                       ------------
CLASS A:
Net assets..........................................................................................   $ 85,276,067
                                                                                                       ------------
Shares outstanding..................................................................................      4,383,742
                                                                                                       ------------
Net asset value and redemption value per share......................................................         $19.45
                                                                                                       ------------
                                                                                                       ------------
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price).....         $20.37
                                                                                                       ------------
                                                                                                       ------------
CLASS B:
Net assets..........................................................................................   $ 94,900,116
                                                                                                       ------------
Shares outstanding..................................................................................      4,891,786
                                                                                                       ------------
Net asset value and offering price per share........................................................         $19.40
                                                                                                       ------------
                                                                                                       ------------
CLASS C:
Net assets..........................................................................................   $132,325,382
                                                                                                       ------------
Shares outstanding..................................................................................      6,791,682
                                                                                                       ------------
Net asset value and offering price per share........................................................         $19.48
                                                                                                       ------------
                                                                                                       ------------
CLASS Y:
Net assets..........................................................................................   $ 16,133,506
                                                                                                       ------------
Shares outstanding..................................................................................        826,802
                                                                                                       ------------
Net asset value, offering price and redemption value per share......................................         $19.51
                                                                                                       ------------
                                                                                                       ------------

                 See accompanying notes to financial statements

PAINEWEBBER    TACTICAL ALLOCATION FUND

                STATEMENT OF OPERATIONS    FOR THE SIX MONTHS ENDED FEBRUARY 28,
1997 (UNAUDITED)

INVESTMENT INCOME:
Dividends and interest...............................................................................   $2,157,187
                                                                                                        ----------

EXPENSES:
Investment advisory and administration...............................................................      523,201
Service fees-Class A.................................................................................       54,821
Service and distribution fees-Class B................................................................      261,703
Service and distribution fees-Class C................................................................      493,136
Custody and accounting...............................................................................       63,246
Transfer agency......................................................................................       57,347
Reports and notices to shareholders..................................................................       36,936
Federal and state registration.......................................................................       29,897
Amortization of organizational expenses..............................................................       24,531
Legal and audit......................................................................................       24,481
Trustees' fees.......................................................................................        7,875
Other expenses.......................................................................................       19,619
                                                                                                        ----------
                                                                                                         1,596,793
                                                                                                        ----------
Net investment income................................................................................      560,394
                                                                                                        ----------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions......................................................      836,928
Net change in unrealized appreciation/depreciation of investments....................................   35,673,265
                                                                                                        ----------

NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES.........................................   36,510,193
                                                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................................   $37,070,587
                                                                                                        ----------
                                                                                                        ----------

                 See accompanying notes to financial statements

PAINEWEBBER    TACTICAL ALLOCATION FUND

                STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE SIX
                                                                                   MONTHS ENDED       FOR THE
                                                                                   FEBRUARY 28,      YEAR ENDED
                                                                                       1997          AUGUST 31,
                                                                                   (UNAUDITED)          1996
                                                                                 ----------------  --------------
FROM OPERATIONS:
Net investment income..........................................................    $    560,394     $    440,621
Net realized gains from investment transactions................................         836,928          639,897
Net change in unrealized appreciation/depreciation of investments..............      35,673,265        7,172,338
                                                                                 ----------------  --------------
Net increase in net assets resulting from operations...........................      37,070,587        8,252,856
                                                                                 ----------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A.................................................        (334,066)         (21,259)
Net investment income--Class B.................................................        (260,229)         --
Net investment income--Class C.................................................          (4,451)        (231,540)
Net investment income--Class Y.................................................        (118,419)         (26,853)
Net realized gains from investment transactions--Class A.......................        (199,505)        (164,292)
Net realized gains from investment transactions--Class B.......................        (240,098)         --
Net realized gains from investment transactions--Class C.......................        (451,261)      (3,334,342)
Net realized gains from investment transactions--Class Y.......................         (64,412)        (171,644)
                                                                                 ----------------  --------------
Total dividends and distributions to shareholders..............................      (1,672,441)      (3,949,930)
                                                                                 ----------------  --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...........................................     185,708,257      101,580,239
Cost of shares repurchased.....................................................     (32,503,945)     (23,861,622)
Proceeds from dividends reinvested.............................................       1,553,372        3,902,294
                                                                                 ----------------  --------------

Net increase in net assets from beneficial interest transactions...............     154,757,684       81,620,911
                                                                                 ----------------  --------------

Net increase in net assets.....................................................     190,155,830       85,923,837

NET ASSETS:
Beginning of period............................................................     138,479,241       52,555,404
                                                                                 ----------------  --------------
End of period (including undistributed net investment of income
  $105,244 at August 31, 1996).................................................    $328,635,071     $138,479,241
                                                                                 ----------------  --------------
                                                                                 ----------------  --------------

                 See accompanying notes to financial statements

PAINEWEBBER    NOTES TO FINANCIAL STATEMENTS --(UNAUDITED)

             ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

             PaineWebber Tactical Allocation Fund (the "Fund") is a series of PaineWebber Investment Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

             Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

             The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

             VALUATION OF INVESTMENTS - Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

             REPURCHASE AGREEMENTS - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the

PAINEWEBBER

             collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

             Income, expenses (excluding class-specific expenses) and realized/unrealized gains/ losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

             DIVIDENDS AND DISTRIBUTIONS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

             INVESTMENT ADVISER AND ADMINISTRATOR

             The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter. At February 28, 1997, the Fund owed Mitchell Hutchins $117,126 in investment advisory and administration fees.

             DISTRIBUTION PLANS

             Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 1997, the Fund owed Mitchell Hutchins $177,849 in service and distribution fees.

             Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales

PAINEWEBBER

             charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended February 28, 1997, it earned approximately $1,016,824 in sales charges.

             SECURITY LENDING

             The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received no compensation in that capacity from the Fund for the six months ended February 28, 1997.

             As of February 28, 1997, the Fund's custodian held cash and cash equivalents having an aggregate value of $7,640,900 as collateral for portfolio securities loaned having a market value of $7,421,337.

             INVESTMENTS IN SECURITIES

             For federal income tax purposes, the cost of securities owned at February 28, 1997 was substantially the same as the cost of securities for financial statement purposes.

             At February 28, 1997, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
  cost)..........................................................   $54,116,314
Gross depreciation (investments having an excess of cost over
  value).........................................................    (1,762,002)
                                                                    -----------
Net unrealized appreciation of investments.......................   $52,354,312
                                                                    -----------
                                                                    -----------

             For the six months ended February 28, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.......................................................   $160,296,229
Sales...........................................................   $ 5,168,266

             FEDERAL TAX STATUS

             The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

PAINEWEBBER

             BENEFICIAL INTEREST

             There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           CLASS A                 CLASS B                  CLASS C                  CLASS Y
                                    ----------------------  ----------------------  ------------------------  ---------------------
                                     SHARES      AMOUNT      SHARES      AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
Six months ended
  February 28, 1997:
Shares sold.......................  3,599,745  $67,291,538  3,395,145  $63,121,216   2,935,905  $ 54,395,093    47,805  $   900,410
Shares repurchased................   (699,516) (12,911,469)  (295,480)  (5,471,253)   (736,895)  (13,731,107)  (21,203)    (390,116)
Dividends reinvested..............     25,482      470,393     25,089      462,390      23,737       439,368     9,790      181,221
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
Net increase......................  2,925,711  $54,850,462  3,124,754  $58,112,353   2,222,747  $ 41,103,354    36,392  $   691,515
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
Year ended August 31, 1996:
Shares sold.......................  1,906,617  $30,914,538  1,905,981  $31,017,232   1,800,540  $ 29,065,779   662,966  $10,582,690
Shares repurchased................   (591,622)  (9,588,391)  (138,949)  (2,261,449)   (699,659)  (11,142,425)  (53,691)    (869,357)
Dividends reinvested..............     12,226      184,252     --          --          233,396     3,525,554    12,761      192,488
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
Net increase......................  1,327,221  $21,510,399  1,767,032  $28,755,783   1,334,277  $ 21,448,908   622,036  $ 9,905,821
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------
                                    ---------  -----------  ---------  -----------  ----------  ------------  --------  -----------

                 (This page has been left blank intentionally.)

PAINEWEBBER    TACTICAL ALLOCATION FUND

                FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                CLASS A                                       CLASS B
                                       ---------------------------------------------------------   -----------------------------
                                                                                     FOR THE                          FOR THE
                                        FOR THE SIX          FOR THE YEARS            PERIOD        FOR THE SIX       PERIOD
                                       MONTHS ENDED              ENDED               MAY 10,       MONTHS ENDED     JANUARY 30,
                                       FEBRUARY 28,           AUGUST 31,             1993+ TO      FEBRUARY 28,      1996+ TO
                                           1997        -------------------------    AUGUST 31,         1997         AUGUST 31,
                                        (UNAUDITED)     1996    1995**    1994         1993         (UNAUDITED)        1996
                                       -------------   -------  -------  -------  --------------   -------------   -------------
Net asset value, beginning of
  period.............................     $ 16.15      $ 14.86  $ 13.78  $ 13.50      $12.90          $ 16.13         $ 15.54
                                       -------------   -------  -------  -------      ------       -------------   -------------
Net investment income................        0.09         0.18     0.22     0.24        0.08             0.03            0.02
Net realized and unrealized gains
  from investments...................        3.43         2.31     2.05     0.32        0.59             3.41            0.57
                                       -------------   -------  -------  -------      ------       -------------   -------------
Net increase from investment
  operations.........................        3.52         2.49     2.27     0.56        0.67             3.44            0.59
                                       -------------   -------  -------  -------      ------       -------------   -------------
Dividends from net investment
  income.............................       (0.14)       (0.14)   (0.22)   (0.24)      (0.07)           (0.09)         --
Distributions from net realized gains
  from investment transactions.......       (0.08)       (1.06)   (0.97)   (0.04)     --                (0.08)         --
                                       -------------   -------  -------  -------      ------       -------------   -------------
Total dividends and distributions to
  shareholders.......................       (0.22)       (1.20)   (1.19)   (0.28)      (0.07)           (0.17)         --
                                       -------------   -------  -------  -------      ------       -------------   -------------
Net asset value, end of period.......     $ 19.45      $ 16.15  $ 14.86  $ 13.78      $13.50          $ 19.40         $ 16.13
                                       -------------   -------  -------  -------      ------       -------------   -------------
                                       -------------   -------  -------  -------      ------       -------------   -------------
Total investment return (1)..........       21.85%       17.35%   18.43%    4.21%       5.17%           21.38%           3.80%
                                       -------------   -------  -------  -------      ------       -------------   -------------
                                       -------------   -------  -------  -------      ------       -------------   -------------
Ratios/supplemental data:
  Net assets, end of period
   (000's)...........................     $85,276      $23,551  $ 1,944  $ 1,801      $3,007          $94,900         $28,495
  Expenses to average net assets.....        1.00%*       1.17%    1.46%    1.13%       1.06%*           1.74%*          1.84%*
  Net investment income to average
    net assets.......................        1.07%*       1.12%    1.60%    1.64%       1.71%*           0.33%*          0.47%*
  Portfolio turnover rate............           2%           6%      53%       4%          0%               2%              6%
  Average commission rate paid per
    share on common stock
    investments purchased/sold (2)...     $0.0250      $0.0250    --       --         --              $0.0250         $0.0250

---------------
 + Commencement of issuance of shares

 * Annualized

 ** Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.

                                                                     CLASS C
                                       -------------------------------------------------------------------
                                        FOR THE SIX                                         FOR THE PERIOD
                                       MONTHS ENDED               FOR THE YEARS                JULY 22,
                                       FEBRUARY 28,             ENDED AUGUST 31,               1992+ TO
                                           1997        -----------------------------------    AUGUST 31,
                                        (UNAUDITED)     1996    1995**    1994      1993         1992
                                       -------------   -------  -------  -------  --------  --------------
Net asset value, beginning of
period...............................     $ 16.12      $ 14.87  $ 13.78  $ 13.49  $  12.12     $ 12.00
                                       -------------   -------  -------  -------  --------     -------
Net investment income................        0.03         0.06     0.12     0.13      0.18        0.03
Net realized and unrealized gains
from investment transactions.........        3.41         2.32     2.06     0.33      1.34        0.09
                                       -------------   -------  -------  -------  --------     -------
Net increase from investment
operations...........................        3.44         2.38     2.18     0.46      1.52        0.12
                                       -------------   -------  -------  -------  --------     -------
Dividends from net investment
income...............................      --            (0.07)   (0.12)   (0.13)    (0.15)     --
Distributions from net realized gains
from
investment transactions..............       (0.08)       (1.06)   (0.97)   (0.04)    --         --
                                       -------------   -------  -------  -------  --------     -------
Total dividends and distributions to
shareholders.........................       (0.08)       (1.13)   (1.09)   (0.17)    (0.15)     --
                                       -------------   -------  -------  -------  --------     -------
Net asset value, end of period.......     $ 19.48      $ 16.12  $ 14.87  $ 13.78  $  13.49     $ 12.12
                                       -------------   -------  -------  -------  --------     -------
                                       -------------   -------  -------  -------  --------     -------
Total investment return (1)..........       21.38%       16.52%   17.57%    3.46%    12.61%       0.98%
                                       -------------   -------  -------  -------  --------     -------
                                       -------------   -------  -------  -------  --------     -------
Ratios/supplemental data:
Net assets, end of period (000's)....     $132,325     $73,630  $48,105  $62,970  $107,761     $50,222

Expenses to average net assets.......        1.76%*       1.95%    2.22%    1.88%     1.73%       1.75%*

Net investment income to average net
assets...............................        0.30%*       0.35%    0.86%    0.89%     1.04%       2.42%*

Portfolio turnover rate..............           2%           6%      53%       4%        0%          0%

Average commission rate paid per
share on common stock investments
purchased/sold (2)...................     $0.0250      $0.0250    --       --        --         --

                                                                CLASS Y
                                       ----------------------------------------------------------
                                        FOR THE SIX          FOR THE YEARS
                                       MONTHS ENDED              ENDED            FOR THE PERIOD
                                       FEBRUARY 28,           AUGUST 31,              MAY 10,
                                           1997        -------------------------     1993+ TO
                                        (UNAUDITED)     1996    1995**     1994   AUGUST 31, 1993
                                       -------------   -------  -------   ------  ---------------
Net asset value, beginning of
period...............................     $ 16.20      $ 14.88  $13.79    $13.52        $12.90
                                       -------------   -------  -------   ------        ------
Net investment income................        0.11         0.30    0.23      0.25          0.09
Net realized and unrealized gains
from investment transactions.........        3.43         2.24    2.09      0.33          0.60
                                       -------------   -------  -------   ------        ------
Net increase from investment
operations...........................        3.54         2.54    2.32      0.58          0.69
                                       -------------   -------  -------   ------        ------
Dividends from net investment
income...............................       (0.15)       (0.16)  (0.26)    (0.27)        (0.07)
Distributions from net realized gains
from
investment transactions..............       (0.08)       (1.06)  (0.97)    (0.04)      --
                                       -------------   -------  -------   ------        ------
Total dividends and distributions to
shareholders.........................       (0.23)       (1.22)  (1.23)    (0.31)        (0.07)
                                       -------------   -------  -------   ------        ------
Net asset value, end of period.......     $ 19.51      $ 16.20  $14.88    $13.79        $13.52
                                       -------------   -------  -------   ------        ------
                                       -------------   -------  -------   ------        ------
Total investment return (1)..........       21.93%       17.70%  18.79%     4.41%         5.30%
                                       -------------   -------  -------   ------        ------
                                       -------------   -------  -------   ------        ------
Ratios/supplemental data:
Net assets, end of period (000's)....     $16,134      $12,803  $2,506    $3,880        $3,379
Expenses to average net assets.......        0.80%*       0.95%   1.23%     0.88%         0.81%*
Net investment income to average net
assets...............................        1.26%*       1.38%   1.86%     1.90%         1.96%*
Portfolio turnover rate..............           2%           6%     53%        4%            0%
Average commission rate paid per
share on common stock investments
purchased/sold (2)...................     $0.0250      $0.0250    --        --         --

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PaineWebber offers a family of 22 funds which encompass a diversified range of investment goals.

BOND FUNDS
/ /  High Income Fund
/ /  Investment Grade Income Fund
/ /  Low Duration U.S. Government Income Fund
/ /  Strategic Income Fund
/ /  U.S. Government Income Fund

TAX-FREE BOND FUNDS
/ /  California Tax-Free Income Fund
/ /  Municipal High Income Fund
/ /  National Tax-Free Income Fund
/ /  New York Tax-Free Income Fund

STOCK FUNDS
/ /  Capital Appreciation Fund
/ /  Financial Services Growth Fund
/ /  Growth Fund
/ /  Growth and Income Fund
/ /  Small Cap Fund
/ /  Utility Income Fund

ASSET ALLOCATION FUNDS
/ /  Balanced Fund
/ /  Tactical Allocation Fund

GLOBAL FUNDS
/ /  Asia Pacific Growth Fund
/ /  Emerging Markets Equity Fund
/ /  Global Equity Fund
/ /  Global Income Fund

PAINEWEBBER MONEY MARKET FUND

-C-1997 PaineWebber Incorporated
Member SIPC

Tactical Allocation Fund

SEMIAnnual Report

February 28, 1997